Earnings Per Share - Schedule of Weighted Average Number of Shares Used as the Denominator (Details) - shares	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Earnings per share [abstract]
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted net loss per share	486,616,365	464,437,628	366,289,024	135,918,095